Income Tax/Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Reconciliation of Income Tax Charged to Income
The following is a reconciliation of income tax charged to income as of December 31, 2020, as compared to the previous fiscal year:

	12.31.20	12.31.19	12.31.18
Income Before Income Tax for the Year	43,022,883	51,046,575	6,339,833
Current Tax Rate	30%	30%	30%

Income for the Year at Tax Rate	(12,906,866)	(15,313,973)	(1,901,950)
Permanent Differences at Tax Rate
- Income for Equity Instruments	(37,516)	-	434,390
- Untaxed Income	166,909	130,190	378,202
- Donations and Other Non-deductible Expenses	(32,018)	(21,627)	(138,057)
- Other	(3,001,548)	(83,089)	(851,579)
- Allowance for Impairment	-	-	(3,954)
- Inflation effect	(10,569,560)	(12,260,928)	(13,426,074)
- Tax Adjustment under Law 27430	695,456	(116,806)	965,898
- Tax inflation adjustment	2,895,013	1,680,922	-
- Tax inflation adjustment deferral	5,090,717	7,914,419	-

Total Income Tax Charge for the Year	(17,699,413)	(18,070,892)	(14,543,124)

Summary of Current Income Tax Liabilities

	12.31.20	12.31.19	12.31.18
Current Income Tax	(26,644,905)	(20,759,986)	(14,495,373)
Deferred Tax Charge (*)	8,274,837	2,751,269	831,822
Allowance for Impairment (*)	—	—	(3,954)
Tax Return adjustment from previous fiscal year	670,655	(62,175)	(172,442)
Law 27430 adjustment	—	—	(703,177)

Total Income Tax Charge for the Year	(17,699,413)	(18,070,892)	(14,543,124)

	12.31.20	12.31.19	12.31.18
Current Income Tax	(26,644,905)	(20,759,986)	(14,495,373)
Tax Advances	11,417,431	6,717,751	7,254,160

Current Income Tax Liabilities	(15,227,474)	(14,042,235)	(7,241,213)